CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Revenue (Notes 5)	$ 1,575,153	$ 1,366,336	$ 1,187,090
Cost of services (Notes 6)	(1,029,983)	(859,074)	(759,155)
Gross profit	545,170	507,262	427,935
Selling, general and administrative expenses (Notes 7)	(194,201)	(170,852)	(167,219)
Reversal of previous impairment/(impairment loss) (Notes 12)	3,065	(16,638)	0
Other operating income (Notes 8)	19,953	16,944	15,573
Other operating expense	(4,838)	(4,903)	(2,667)
Operating income	369,149	331,813	273,622
Share of loss in associates (Note 10,14)	(15,841)	(1,306)	(69,317)
Income before financial results and income tax	353,308	330,507	204,305
Financial income (Notes 9)	62,555	37,521	46,807
Financial loss (Notes 9)	(302,047)	(272,951)	(199,839)
Income before income tax expense	113,816	95,077	51,273
Income tax expense (Notes 11)	(46,925)	(56,359)	(44,969)
Income from continuing operations	66,891	38,718	6,304
Discontinued operations
(Loss) / Income from discontinued operations (Notes 29)		(9,478)	108,987
Net income	66,891	29,240	115,291
Attributable to:
Owners of the parent	63,491	33,759	105,490
Non-controlling interest	3,400	(4,519)	9,801
Net income	$ 66,891	$ 29,240	$ 115,291
Earnings per share attributable to the owners of the parent (Notes 30)
Weighted average number of ordinary shares (thousands) (in shares)	148,118	148,118	148,118
Continuing operations
Basic and diluted earnings per share (in dollars per share)	$ 0.43	$ 0.29	$ (0.07)
Discontinued operations
Basic and diluted earnings per share (in dollars per share)		(0.06)	0.79
Continuing and discontinued operations
Basic and diluted earnings per share (in dollars per share)	$ 0.43	$ 0.23	$ 0.71